CALIFORNIA UTILITIES' REGULATORY MATTERS - UTILITY INCENTIVE AWARDS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
San Diego Gas and Electric Company [Member] | Year 2013 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	$ 1,500,000
San Diego Gas and Electric Company [Member] | Year 2012 and 2013 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	5,900,000
San Diego Gas and Electric Company [Member] | Year 2010 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards			3,300,000
San Diego Gas and Electric Company [Member] | Year 2011 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards		3,100,000
Southern California Gas Company [Member]
Utility Incentive Awards [Line Items]
Recognized Gas Cost Incentive Mechanism Award	5,800,000	5,400,000	6,200,000
Approved Gas Cost Incentive Mechanism Award, Unrecorded	13,700,000
Hub Services First Tier Net Revenue Shared 90 10	15,000,000
Hub Services Maximum Annual Shareholder Portion Net Revenue	20,000,000
Hub Services Second Tier Net Revenue Shared 75 25	15,000,000
Hub Services Schedule Of Sharing [Line Items]
Requested Sharing Allocation Ratepayers	60.00%
Requested Sharing Allocation Utility	40.00%
Southern California Gas Company [Member] | Year 2013 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	2,500,000
Southern California Gas Company [Member] | Year 2012 and 2013 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards	7,500,000
Southern California Gas Company [Member] | Year 2010 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards			2,700,000
Southern California Gas Company [Member] | Year 2011 [Member]
Energy Efficiency Awards [Line Items]
Approved Energy Efficiency Awards		$ 3,900,000